FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gain	Fair Value
September 30, 2022	U.S. Treasury Securities (Mature on 12/13/22)	1	$210,098,550	$87,019	$210,185,569
December 31, 2021	U.S. Treasury Securities (Mature on 6/9/2022)	1	$209,081,449	$13,137	$209,094,586

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Loss	Fair Value
December 31, 2021	U.S. Treasury Securities (Mature on 6/9/2022)	1	$209,081,449	$13,137	$209,094,586